REMUNERATION OF DIRECTORS AND SENIOR MANAGEMENT (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-management directors
Disclosure of transactions between related parties [line items]
Fees earned and salary	$ 2	$ 3	$ 2
Senior management
Disclosure of transactions between related parties [line items]
Fees earned and salary	2	3	3
Common stock option based awards	8	10	9
Annual incentive plans	4	5	5
Long-term incentive plans	15	17	15
Total	$ 29	$ 35	$ 32